NONCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
NONCONSOLIDATED AFFILIATES
NONCONSOLIDATED AFFILIATES
The Company’s investments in companies accounted for using the equity method (“nonconsolidated affiliates”) and dividends received from nonconsolidated affiliates are shown in the following tables:

Investments in Nonconsolidated Affiliates at Dec 31	2018 [1]	2017 [1]
In millions
Investment in nonconsolidated affiliates	$3,320	$3,107

1.
The carrying amount of the Company’s investments in nonconsolidated affiliates at December 31, 2018, was $39 million less than its share of the investees’ net assets, ($63 million less at December 31, 2017), exclusive of additional differences relating to EQUATE Petrochemical Company K.S.C.C. ("EQUATE") and AFSI, which are discussed separately in the disclosures that follow.

Dividends Received from Nonconsolidated Affiliates	2018	2017 [1]	2016
In millions
Dividends from nonconsolidated affiliates	$663	$654	$612

1.	Includes a non-cash dividend of $7 million.

Except for AFSI, the nonconsolidated affiliates in which the Company has investments are privately held companies; therefore, quoted market prices are not available.

Dow Silicones
As a result of the Dow Silicones ownership restructure, Dow Silicones, previously a 50:50 joint venture between the Company and Corning, became a wholly owned subsidiary of the Company as of June 1, 2016. The Company's equity interest in Dow Silicones, which was previously classified as "Investment in nonconsolidated affiliates" in the consolidated balance sheets, was remeasured to fair value. See Note 6 for additional information on the Dow Silicones ownership restructure.

EQUATE
At December 31, 2018, the Company had an investment balance in EQUATE of $131 million ($42 million at December 31, 2017), which is classified as "Investment in nonconsolidated affiliates" in the consolidated balance sheets. The Company's investment in EQUATE was $502 million less than the Company's proportionate share of EQUATE's underlying net assets at December 31, 2018 ($516 million less at December 31, 2017), which represents the difference between the fair values of certain MEGlobal assets acquired by EQUATE and the Company's related valuation on a U.S. GAAP basis. A basis difference of $184 million at December 31, 2018 ($200 million at December 31, 2017) is being amortized over the remaining useful lives of the assets and the remainder is considered a permanent difference.

AFSI
On July 31, 2015, the Company sold its AgroFresh business to AFSI. Proceeds received on the divestiture of AgroFresh included 17.5 million common shares of AFSI, which were valued at $210 million and represented an approximate 35 percent ownership interest in AFSI. Based on the December 31, 2016 closing stock price of AFSI, the value of this investment would have been lower than the carrying value by $143 million. In the fourth quarter of 2016, the Company determined the decline in market value of AFSI was other-than-temporary and recognized a $143 million pretax impairment charge related to its equity interest in AFSI. The impairment charge was included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income and related to the Corporate segment. At December 31, 2018, the Company's investment in AFSI was $101 million less than the Company's proportionate share of AFSI's underlying net assets ($92 million less at December 31, 2017). This amount primarily relates to the other-than-temporary decline in the Company's investment in AFSI.

On April 4, 2017, the Company and AFSI revised certain agreements related to the divestiture of the AgroFresh business and the Company entered into a stock purchase agreement to purchase up to 5,070,358 shares of AFSI's common stock, which represented approximately 10 percent of AFSI's common stock outstanding at signing of the agreement, subject to certain terms and conditions. On November 19, 2018, the stock purchase agreement concluded. At December 31, 2018, the Company held a 42 percent ownership interest in AFSI (36 percent at December 31, 2017). See Notes 24 and 25 for further information on this investment.

Sadara
The Company and Saudi Arabian Oil Company formed Sadara Chemical Company ("Sadara") to build and operate a world-scale, fully integrated chemicals complex in Jubail Industrial City, Kingdom of Saudi Arabia. Sadara achieved its first polyethylene production in December 2015 and announced the start-up of its mixed feed cracker and a third polyethylene train (which added to the two polyethylene trains already in operation) in August 2016. Sadara achieved successful startup of its remaining production units in 2017. In 2018, the Company entered into a shareholder loan reduction agreement with Sadara and converted $312 million of the remaining loan and accrued interest balance into equity. At December 31, 2018, the Company's note receivable with Sadara was zero. In addition, in the fourth quarter of 2018, the Company waived $70 million of accounts receivable with Sadara, which was converted into equity. In 2017, the Company loaned $735 million to Sadara and converted $718 million into equity, and had a note receivable from Sadara of $275 million at December 31, 2017, included in "Noncurrent receivables" in the consolidated balance sheets.

Transactions with Nonconsolidated Affiliates
The Company has service agreements with certain nonconsolidated affiliates, including contracts to manage the operations of manufacturing sites and the construction of new facilities; licensing and technology agreements; and marketing, sales, purchase, lease and sublease agreements.

The Company sells excess ethylene glycol produced at the Company's manufacturing facilities in the United States and Europe to MEGlobal, a subsidiary of EQUATE. The Company also sells ethylene to MEGlobal as a raw material for its ethylene glycol plants in Canada. Sales of these products to MEGlobal represented 1 percent of total net sales in 2018, 2017 and 2016. Sales of ethylene glycol to MEGlobal are reflected in the Industrial Intermediates & Infrastructure segment and represented 2 percent of the segment's sales in 2018, 2017 and 2016. Sales of ethylene to MEGlobal are reflected in the Packaging & Specialty Plastics segment and represented 1 percent of the segment's sales in 2018, 2017 and 2016.

The Company is responsible for marketing the majority of Sadara products outside of the Middle East zone through the Company’s established sales channels. Under this arrangement, the Company purchases and sells Sadara products for a marketing fee. Purchases of Sadara products represented 9 percent of "Cost of sales" in 2018 (4 percent in 2017 and not material in 2016).

The Company purchases products from The SCG-Dow Group, primarily for marketing and distribution in Asia Pacific. Purchases of products from The SCG-Dow Group represented 2 percent of "Cost of sales" in 2018 (3 percent in 2017 and 2016).

Sales to and purchases from other nonconsolidated affiliates were not material to the consolidated financial statements.

Balances due to or due from nonconsolidated affiliates at December 31, 2018 and 2017 were as follows:

Balances Due To or Due From Nonconsolidated Affiliates at Dec 31	2018	2017
In millions
Accounts and notes receivable - Other	$556	$417
Noncurrent receivables	8	282
Total assets	$564	$699
Accounts payable - Other	$1,347	$1,271

Principal Nonconsolidated Affiliates
The Company had an ownership interest in 38 nonconsolidated affiliates at December 31, 2018 (39 at December 31, 2017). The Company's principal nonconsolidated affiliates and its ownership interest (direct and indirect) for each at December 31, 2018, 2017 and 2016 are as follows:

Principal Nonconsolidated Affiliates at Dec 31	Country	Ownership Interest
		2018	2017	2016
EQUATE Petrochemical Company K.S.C.C.	Kuwait	42.5%	42.5%	42.5%
The Kuwait Olefins Company K.S.C.C.	Kuwait	42.5%	42.5%	42.5%
The Kuwait Styrene Company K.S.C.C.	Kuwait	42.5%	42.5%	42.5%
Map Ta Phut Olefins Company Limited [1]	Thailand	32.77%	32.77%	32.77%
Sadara Chemical Company	Saudi Arabia	35%	35%	35%
The SCG-Dow Group:
Siam Polyethylene Company Limited	Thailand	50%	50%	50%
Siam Polystyrene Company Limited	Thailand	50%	50%	50%
Siam Styrene Monomer Co., Ltd.	Thailand	50%	50%	50%
Siam Synthetic Latex Company Limited	Thailand	50%	50%	50%

1.
The Company's effective ownership of Map Ta Phut Olefins Company Limited ("Map Ta Phut") is 32.77 percent, of which the Company directly owns 20.27 percent and indirectly owns 12.5 percent through its equity interest in Siam Polyethylene Company Limited.

The Company’s investment in and equity earnings from its principal nonconsolidated affiliates are shown in the tables below:

Investment in Principal Nonconsolidated Affiliates at Dec 31	2018	2017
In millions
Investment in nonconsolidated affiliates	$2,876	$2,657

Equity Earnings from Principal Nonconsolidated Affiliates	2018	2017	2016 [1]
In millions
Equity in earnings of principal nonconsolidated affiliates	$561	$347	$241

1.	Equity in earnings of principal nonconsolidated affiliates for 2016 includes the results of Dow Silicones through May 31, 2016.

The summarized financial information that follows represents the combined accounts (at 100 percent) of the principal nonconsolidated affiliates.

Summarized Balance Sheet Information at Dec 31	2018	2017
In millions
Current assets	$7,553	$6,833
Noncurrent assets	25,971	26,778
Total assets	$33,524	$33,611
Current liabilities	$5,163	$4,678
Noncurrent liabilities	19,089	20,100
Total liabilities	$24,252	$24,778
Noncontrolling interests	$72	$33

Summarized Income Statement Information [1]	2018	2017	2016 [2]
In millions
Sales	$14,461	$11,629	$10,825
Gross profit	$2,320	$1,992	$1,975
Income from continuing operations, net of tax	$1,173	$689	$410

1.
The results in this table reflect purchase and sale activity between certain principal nonconsolidated affiliates and the Company, as previously discussed in the "Transactions with Nonconsolidated Affiliates" section.

2.	The summarized income statement information for 2016 includes the results of Dow Silicones through May 31, 2016.